Preferred and Common Stock - Summary of Warrant Activity (Details) (Warrant [Member], USD $)	3 Months Ended
Mar. 31, 2015
Warrant [Member]
Number of Warrants Outstanding, Beginning Balance
Number of Warrants Granted	400,000
Number of Warrants Exercised
Number of Warrants Cancelled
Number of Warrants outstanding, Ending Balance	400,000
Weighted Average Exercise Price, Warrants Outstanding, Beginning Balance
Weighted Average Exercise Price, Warrants Granted	$ 0.35
Weighted Average Exercise Price, Warrants Exercised
Weighted Average Exercise Price, Warrants Cancelled
Weighted Average Exercise Price, Warrants outstanding, Ending Balance	$ 0.35